Common Stock Equivalents (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 12, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding		4,500,000
Options granted	1,008,457	935,665	4,500,000
Options exercised		0
Options forfeited/canceled		(492,000)
Options outstanding		4,943,665	4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options Weighted Avergae Exercise Price, Outstanding		$ 1.49
Options Weighted Average Exercise Price, Granted		$ 1.16	$ 1.49
Options Weighted Average Exercise Price, Exercised		$ 0.00
Options Weighted Average Exercise Price, Forfeited/canceled		$ 1.46
Options Weighted Avergae Exercise Price, Outstanding		$ 1.43	$ 1.49